Estimated Expected Amortization Expense in Future Period (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	$ 8,667
2014	7,947
2015	6,451
2016	5,381
2017	5,068
Thereafter	13,992
Total	$ 47,506